Stockholders' Equity - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Outstanding, beginning balance (in shares)	72,205,242
Granted (in shares)	9,686,589
Exercised (in shares)	(22,801,742)
Cancelled/Expired (in shares)	(11,551,163)
Outstanding, ending balance (in shares)	47,538,926	72,205,242
Vested and exercisable (in shares)	15,919,802
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 0.70
Granted (in dollars per share)	4.81
Exercised (in dollars per share)	0.33
Cancelled/Expired (in dollars per share)	2.05
Outstanding, ending balance (in dollars per share)	1.39	$ 0.70
Vested and exercisable (in dollars per share)	$ 0.81
Additional Disclosures
Outstanding, weighted-average remaining, contract term (in years)	8 years 3 months 18 days	8 years 10 months 24 days
Outstanding, aggregate intrinsic value	$ 84.8	$ 108.9
Vested and exercisable, weighted-average remaining, contract term (in years)	7 years 10 months 17 days
Vested and exercisable, aggregate intrinsic value	$ 32.9